UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     1/27/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total:  $      176,179
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc           COM            037833100     2402     5932 SH       SOLE                  5707      0    0
Abbott Laboratories          COM            002824100     3924    69782 SH       SOLE                 66024      0    0
Ace Limited                  COM            H0023R105     2717    38750 SH       SOLE                 37325      0    0
Accenture PLC CL A           COM            G1151C101     1228    23070 SH       SOLE                 21715      0    0
American Electric Techs      COM            025576109      115    22550 SH       SOLE                  9050      0    0
Allergan Inc                 COM            018490102      297     3387 SH       SOLE                  2887      0    0
Apache Corp                  COM            037411105     1198    13224 SH       SOLE                 12243      0    0
Anadarko Petroleum Corp      COM            032511107      799    10465 SH       SOLE                 10032      0    0
Avon Products Inc            COM            054303102      455    26059 SH       SOLE                 26059      0    0
American Express Company     COM            025816109     2478    52529 SH       SOLE                 51754      0    0
Brookfield Asset Mgmt        COM            112585104     1859    67657 SH       SOLE                 64544      0    0
Baxter International Inc     COM            071813109     1771    35792 SH       SOLE                 33942      0    0
Bard C R Incorporated        COM            067383109     1414    16535 SH       SOLE                 16000      0    0
Bunge Limited                COM            G16962105     1052    18385 SH       SOLE                 17585      0    0
Bhp Billiton Ltd Adr         COM            088606108     2414    34180 SH       SOLE                 33153      0    0
Brookfield Infra Ptnrs       COM            G16252101     1937    69937 SH       SOLE                 66437      0    0
Bank Of Nova Scotia          COM            064149107     2647    53145 SH       SOLE                 51220      0    0
Berkshire Hathaway Cl B      COM            084670702     3139    41135 SH       SOLE                 40235      0    0
Peabody Energy Corp          COM            704549104     1758    53097 SH       SOLE                 51591      0    0
Caterpillar Inc              COM            149123101     3583    39549 SH       SOLE                 37866      0    0
Cullen Frost Bankers         COM            229899109     1650    31181 SH       SOLE                 30977      0    0
Chesapeake Energy Corp       COM            165167107      493    22103 SH       SOLE                 21503      0    0
C H Robinson Worldwd New     COM            12541W209      585     8382 SH       SOLE                  7957      0    0
Core Laboratories N V        COM            N22717107     1256    11020 SH       SOLE                 10470      0    0
Cliffs Natural Resources Inc COM            18683K101      927    14868 SH       SOLE                 13993      0    0
Clorox Company               COM            189054109      539     8100 SH       SOLE                  8100      0    0
Compass Minerals Intl        COM            20451N101      413     6000 SH       SOLE                  6000      0    0
Canadian Natl Ry Co          COM            136375102     2243    28557 SH       SOLE                 27605      0    0
Consol Energy Inc            COM            20854P109      302     8230 SH       SOLE                  7480      0    0
Cisco Systems Inc            COM            17275R102     2051   113454 SH       SOLE                109894      0    0
C V S Caremark Corp          COM            126650100     2080    51001 SH       SOLE                 48901      0    0
Chevron Corp                 COM            166764100     3225    30311 SH       SOLE                 29403      0    0
Cypress Semiconductor        COM            232806109      385    22815 SH       SOLE                 22615      0    0
Dominion Res Inc Va New      COM            25746U109     3297    62123 SH       SOLE                 60023      0    0
Du Pont E I De Nemour&Co     COM            263534109     2217    48421 SH       SOLE                 46538      0    0
Diageo Plc New Adr           COM            25243Q205     2812    32171 SH       SOLE                 31691      0    0
Discover Financial Svcs      COM            254709108     1680    70000 SH       SOLE                 70000      0    0
Danaher Corp Del             COM            235851102      209     4445 SH       SOLE                  4445      0    0
Disney Walt Hldg Co          COM            254687106     2013    53681 SH       SOLE                 62656      0    0
E M C Corp Mass              COM            268648102     1148    53287 SH       SOLE                 50602      0    0
Emerson Electric Co          COM            291011104     2312    49615 SH       SOLE                 48115      0    0
Enterprise Prd Prtnrs Lp     COM            293792107      385     8299 SH       SOLE                  8299      0    0
Express Scripts Inc          COM            302182100     2204    49308 SH       SOLE                 47488      0    0
Fiserv Inc                   COM            337738108     1682    28635 SH       SOLE                 27705      0    0
General Dynamics Corp        COM            369550108      598     9000 SH       SOLE                  9000      0    0
General Electric Company     COM            369604103     3273   182766 SH       SOLE                174680      0    0
Graco Incorporated           COM            384109104      245     6000 SH       SOLE                  6000      0    0
Gilead Sciences Inc          COM            375558103      354     8640 SH       SOLE                  8490      0    0
General Mills Inc            COM            370334104     3053    75548 SH       SOLE                 71990      0    0
Google Inc Class A           COM            38259P508     1436     2224 SH       SOLE                  2164      0    0
Harris Corporation           COM            413875105      348     9660 SH       SOLE                  8773      0    0
Intl Business Machines       COM            459200101     4175    22706 SH       SOLE                 21881      0    0
Intel Corp                   COM            458140100     4197   173082 SH       SOLE                165053      0    0
Johnson & Johnson            COM            478160104     4671    71233 SH       SOLE                 68676      0    0
J. P. Morgan Chase & Co.     COM            46625H100     2103    63246 SH       SOLE                 60326      0    0
Nordstrom Inc                COM            655664100     1016    20433 SH       SOLE                 18760      0    0
Kirby Corporation            COM            497266106      528     8025 SH       SOLE                  7075      0    0
Kinder Morgan Inc            COM            49456B101     4096   127322 SH       SOLE                121108      0    0
Kinder Morgan Mgmt Llc       COM            49455U100      532     6776 SH       SOLE                  5901      0    0
Coca Cola Company            COM            191216100     1320    18865 SH       SOLE                 17926      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Lowes Companies Inc          COM            548661107      332    13084 SH       SOLE                 12859      0    0
Mc Donalds Corp              COM            580135101     5211    51936 SH       SOLE                 49539      0    0
Altria Group Inc.            COM            02209S103      227     7642 SH       SOLE                  7310      0    0
Monsanto Co New Del          COM            61166W101      874    12471 SH       SOLE                 12146      0    0
Microsoft Corp               COM            594918104      206     7935 SH       SOLE                  7935      0    0
NextEra Energy, Inc          COM            65339F101     2713    44557 SH       SOLE                 42524      0    0
Nike Inc Class B             COM            654106103     3100    32166 SH       SOLE                 31391      0    0
Northern TRUST Corp          COM            665859104      413    10417 SH       SOLE                  9667      0    0
Oracle Corporation           COM            68389X105     2673   104219 SH       SOLE                100701      0    0
Paychex Inc                  COM            704326107     1421    47199 SH       SOLE                 45999      0    0
Pepsico Incorporated         COM            713448108     2988    45029 SH       SOLE                 43229      0    0
Petsmart Inc                 COM            716768106     2664    51938 SH       SOLE                 49784      0    0
Pfizer Incorporated          COM            717081103     3631   167778 SH       SOLE                161112      0    0
Procter & Gamble Co          COM            742718109     4278    64124 SH       SOLE                 61794      0    0
Polaris Industries Inc       COM            731068102      838    14973 SH       SOLE                 13235      0    0
Philip Morris Intl Inc       COM            718172109      452     5757 SH       SOLE                  5500      0    0
Ram Energy Resources Inc     COM            75130P109       38    12000 SH       SOLE                 12000      0    0
Regions Financial Cp New     COM            7591EP100       52    12000 SH       SOLE                 12000      0    0
Raytheon Company New         COM            755111507      252     5200 SH       SOLE                  5200      0    0
Scana Corporation New        COM            80589M102     2683    59535 SH       SOLE                 57279      0    0
Sch St US Trsr Etf           ETF            808524862     3652    72254 SH       SOLE                 72254      0    0
Sch US Tips Etf              ETF            808524870     3579    64350 SH       SOLE                 64120      0    0
Service Corp Intl            COM            817565104      393    36920 SH       SOLE                 36570      0    0
Ishares 1-3 yr T-Bond        ETF            464287457     3001    35509 SH       SOLE                 34798      0    0
Synovus Financial Corp       COM            87161C105       23    16500 SH       SOLE                 16500      0    0
Stericycle Inc               COM            858912108      747     9590 SH       SOLE                  9135      0    0
Sysco Corporation            COM            871829107     1399    47715 SH       SOLE                 44175      0    0
A T & T Corp                 COM            00206R102     3588   118654 SH       SOLE                114309      0    0
Target Corporation           COM            87612E106      514    10044 SH       SOLE                  9479      0    0
Telus Corp Non Vtg           COM            87971M202     2213    41325 SH       SOLE                 38920      0    0
Union Pacific Corp           COM            907818108     1988    18765 SH       SOLE                 18090      0    0
U S Bancorp Del New          COM            902973304      676    25000 SH       SOLE                 25000      0    0
Vanguard Corp Bond Etf       ETF            92206C870      525     6373 SH       SOLE                  6373      0    0
Vanguard Emerging Market     ETF            922042858      606    15872 SH       SOLE                 13937      0    0
Wells Fargo & Co New         COM            949746101      395    14339 SH       SOLE                 13889      0    0
Weatherford Intl Ltd         COM            H27013103      195    13325 SH       SOLE                 11420      0    0
Wal-Mart Stores Inc          COM            931142103     3652    61113 SH       SOLE                 59029      0    0
Weingarten Rlty Invs Sbi     COM            948741103     1537    70454 SH       SOLE                 68004      0    0
Western Union Company        COM            959802109      657    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation      COM            30231G102     6130    72325 SH       SOLE                 67206      0    0
Xerox Corp                   COM            984121103      423    53148 SH       SOLE                 51348      0    0